DIGITAL ASSETS - Textual information (Details)	Sep. 10, 2021 item	Dec. 31, 2021 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure Of Detailed Information About Digital Assets [Line Items]
Fair value of crypto assets		£ 80,759,000	£ 1,041,000
Number of bitcoins transferred | item	1,504
Crypto Assets [Member]
Disclosure Of Detailed Information About Digital Assets [Line Items]
Fair value of crypto assets		£ 80,759,000